Goodwill and Other Intangibles - Schedule of Estimated Amortization of Intangible Asset for the Next Five Years (Details) $ in Millions	Dec. 31, 2019 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020	$ 189
2021	141
2022	127
2023	128
2024	93
Emission Allowances
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020	36
2021	35
2022	38
2023	40
2024	35
Fuel Contracts
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020	1
2021	0
2022	0
2023	1
2024	0
Customer Relationships
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020	68
2021	52
2022	36
2023	35
2024	15
Marketing Partnerships
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020	24
2021	24
2022	23
2023	23
2024	23
Trade Names
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020	27
2021	27
2022	27
2023	26
2024	17
Other
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020	33
2021	3
2022	3
2023	3
2024	$ 3